Interest Receivable	12 Months Ended
Mar. 31, 2013
Interest Receivable [Abstract]
INTEREST RECEIVABLE

NOTE 7 - INTEREST RECEIVABLE

	March 31,
	2013	2012
	(In Thousands)
Loans	$1,814	$1,831
Mortgage-backed securities	1,016	1,216
Debt securities	596	1,057

	3,426	4,104
Allowance for uncollected interest on loans	(249)	(177)

	$3,177	$3,927